Derivative financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Derivative financial liabilities
Schedule of components of Convertible Senior Secured Notes

Mudrick
£ 000
As at January 1, 2023	115,247
Fair value movements	(15,705)
In-kind interest paid	16,160
Foreign exchange movements	(6,411)
As at December 31, 2023	109,291